Capital Stock - Capital Management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2010	Dec. 31, 2016
Share Capital, Reserves And Other Equity Interest [Abstract]
Cash and cash equivalents	$ (123)	$ (89)		$ (62)
Bank loans and advances	16	35
Long-term debt, including current portion	1,876	1,576
Net debt	1,769	1,522
Total equity	1,688	1,601		$ 1,074
Total capital	$ 3,457	3,123
Disclosure of classes of share capital
Maximum debt to capitalization ratio	65.00%
Minimum interest coverage ratio	2.25
Funded debt	$ 1,549	1,307
IFRS adjustment			$ 208
Dividends received	$ 321	$ 296
Debt to capitalization ratio	47.44%
Interest coverage ratio	4.43
Bottom of range
Disclosure of classes of share capital
Cash reserves for capital acquisitions	$ 150
Top of range
Disclosure of classes of share capital
Cash reserves for capital acquisitions	$ 250